Note 19 - Other assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Other Assets and Liabilities
Table of other assets and liabilities
Other assets and liabilities: Breakdown by nature (Millions of euros)
	June 2018	December 2017
ASSETS
Inventories	219	229
Real estate	217	226
Others	2	3
Transactions in progress	192	156
Accruals	1,047	768
Prepaid expenses	576	509
Other prepayments and accrued income	470	259
Other items	3,442	3,207
Total Other Assets	4,901	4,359
LIABILITIES
Transactions in progress	126	165
Accruals	2,544	2,490
Accrued expenses	1,830	1,997
Other accrued expenses and deferred income	714	493
Other items	2,248	1,894
Total Other Liabilities	4,918	4,550